Description of the Plan and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Maximum loan outstanding | loan	1
EBP 001
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Employer contribution, age	59.5
Employer	$ 36,155,000
Minimum borrowing, amount	1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Maximum borrowing term	5 years
Involuntary cash-out limit	$ 5,000